Subsequent Events - Additional Information (Detail) - Entity [Domain] - USD ($)					12 Months Ended
	Jun. 30, 2015	Jun. 23, 2015	Jun. 11, 2015	Jun. 01, 2015	May. 31, 2015	May. 31, 2014	Feb. 06, 2015	Sep. 26, 2014	May. 31, 2013
Subsequent Event [Line Items]
Warrant exercise price					$ 0.50				$ 0.75
Debt converted into shares					$ 4,221,250	$ 2,450,000
Shares issued in debt conversion						2,087,717
Alpha Venture Capital Partners, L.P.
Subsequent Event [Line Items]
Warrant exercise price					$ 0.50		$ 0.50	$ 0.50
Subsequent Event
Subsequent Event [Line Items]
Warrant exercise price			$ 1.02
Warrant exercise term			5 years
Subsequent Event | Alpha Venture Capital Partners, L.P.
Subsequent Event [Line Items]
Warrant exercise price		$ 0.675
Debt converted into shares		$ 3,535,627.15
Shares issued in debt conversion		5,237,966
Exercisable warrants, expire period		5 years
Warrants to purchase shares of common stock		1,000,000
Subsequent Event | Consultant
Subsequent Event [Line Items]
Number of common stock covered by warrant			200,000
Percentage of warrants vested			50.00%
Subsequent Event | Consultant | Vesting Schedule One
Subsequent Event [Line Items]
Warrants vesting month and year			2016-01
Subsequent Event | Consultant | Vesting Schedule Two
Subsequent Event [Line Items]
Warrants vesting month and year			2017-01
Subsequent Event | Financial Advisor
Subsequent Event [Line Items]
Number of common stock covered by warrant			10,000
Subsequent Event | Clinical Research Organization
Subsequent Event [Line Items]
Number of common stock covered by warrant			170,000
Warrants vesting month and year			2017-02
Subsequent Event | Stock Options | Directors
Subsequent Event [Line Items]
Stock options granted, shares				350,000
Stock options granted, exercise price				$ 0.975
Stock options, vesting period				5 years
Subsequent Event | Stock Options | Directors | Options vest quarterly
Subsequent Event [Line Items]
Stock options, vesting period				1 year
Subsequent Event | Stock Options | Chairman of the board
Subsequent Event [Line Items]
Stock options granted, shares			250,000
Stock options granted, exercise price			$ 0.97
Stock options, vesting period			5 years
Subsequent Event | Stock Options | 2 Officers
Subsequent Event [Line Items]
Stock options granted, shares	350,000
Stock options granted, exercise price	$ 0.90
Stock options, vesting period	3 years
Exercisable warrants, expire period	5 years
Subsequent Event | Stock Options | Employee
Subsequent Event [Line Items]
Stock options granted, shares	50,000
Stock options granted, exercise price	$ 0.90
Stock options, vesting period	3 years
Exercisable warrants, expire period	5 years